Average Annual Total Returns (Invesco Small Cap Growth Fund)	12 Months Ended
May 02, 2011
Summary - Invesco Fund, Class Institutional | S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.47%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Russell 2000 Growth Index
Average Annual Total Returns
Label	Russell 2000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	29.09%
5 Years	5.30%
Since Inception	6.68%
Inception Date	Feb. 28, 2002
Summary - Invesco Fund, Class Institutional | Lipper Small-Cap Growth Funds Index
Average Annual Total Returns
Label	Lipper Small-Cap Growth Funds Index:
1 Year	26.08%
5 Years	3.92%
Since Inception	5.66%
Inception Date	Feb. 28, 2002
Return Before Taxes | Class Institutional, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return Before Taxes
1 Year	26.82%
5 Years	6.22%
Since Inception	5.97%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions | Class Institutional, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions
1 Year	26.82%
5 Years	5.51%
Since Inception	5.43%
Inception Date	Mar. 15, 2002
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Small Cap Growth Fund
Average Annual Total Returns
Column	Institutional Class: Inception (03/15/02)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	17.43%
5 Years	5.27%
Since Inception	5.14%
Inception Date	Mar. 15, 2002